Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Beginning balance	$ 59,103	$ 70,174
Additions based on tax positions related to the current year	359	509
Amounts released related to tax positions taken in prior years	(58,095)	(11,580)
Ending balance	$ 1,367	$ 59,103